SEGMENTED DISCLOSURE INFORMATION - Revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Geographic segmentation:
Revenue	$ 393,488	$ 340,199
Trust's total revenue (in percent)	100.00%	100.00%
Canada
Geographic segmentation:
Revenue	$ 65,542	$ 63,233
Trust's total revenue (in percent)	17.00%	19.00%
United States
Geographic segmentation:
Revenue	$ 203,273	$ 161,165
Trust's total revenue (in percent)	51.00%	47.00%
Austria
Geographic segmentation:
Revenue	$ 64,994	$ 65,716
Trust's total revenue (in percent)	17.00%	19.00%
Germany
Geographic segmentation:
Revenue	$ 27,075	$ 26,924
Trust's total revenue (in percent)	7.00%	8.00%
Netherlands
Geographic segmentation:
Revenue	$ 27,540	$ 16,694
Trust's total revenue (in percent)	7.00%	5.00%
Other Europe
Geographic segmentation:
Revenue	$ 5,064	$ 6,467
Trust's total revenue (in percent)	1.00%	2.00%